Stock Option Plan (Details Textual)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Stock Option Plan (Textual) [Abstract]
Common stock granted	250,000
Option Period	10 years
Maximum Option Price	100.00%
Weighted average remaining contractual life of options outstanding	3 years 9 months 18 days	4 years 9 months 18 days	5 years 9 months 18 days
Option immediately exercisable	47,538
Options exercisable at future dates	0